Subsequent Events, Consideration Transferred (Details) $ / shares in Units, $ in Thousands	Aug. 30, 2025 AUD ($) shares $ / shares
Major business combination [member] | Sayona Mining Limited and Piedmont Lithium Inc. [Member]
Acquisition-date fair value of total consideration transferred [abstract]
Equity instruments issued	$ 300,706
Other merger consideration attributable to outstanding Piedmont equity awards	4,209	[1]
Total consideration transferred	304,915	[2]
Major ordinary share transactions [member] | Sayona Mining Limited and Piedmont Lithium Inc. [Member]
Acquisition-date fair value of total consideration transferred [abstract]
Equity instruments issued	$ 300,706
Major ordinary share transactions [member] | Sayona Mining Limited [Member]
Total Value of Equity Instruments Issued (Abstract)
Number of Piedmont common stock on issue on date of acquisition (in shares) | shares	11,565,602,304
Closing price of Sayona ordinary shares traded on the ASX on date of acquisition (in dollars per share) | $ / shares	$ 0.026
Major ordinary share transactions [member] | Piedmont Lithium Inc [Member]
Total Value of Equity Instruments Issued (Abstract)
Number of Piedmont common stock on issue on date of acquisition (in shares) | shares	21,946,069
Exchange ratio (per share of Piedmont common stock	527

[1]	Other merger consideration has been measured on a provisional basis, pending completion of an independent valuation.
[2]	Total consideration transferred comprises the buy-out of the non-controlling interest in Sayona Québec and settlement of the pre-existing contractual arrangement between Piedmont and Sayona. The allocation of consideration across each component has yet to be determined. Refer to section (c) below.